Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-38358
Entity Registrant Name	INSEEGO CORP.
Entity Central Index Key	0001022652
Entity Tax Identification Number	81-3377646
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9710 Scranton Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	812-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	INSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false